Gains and Losses Information Related to Fair Value Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	¥ 396	¥ (499)	¥ (1,191)
Gains (losses) recorded in income- Hedged items	(475)	428	996
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(79)	(71)	(195)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	44	(214)	(1,191)
Gains (losses) recorded in income- Hedged items	(81)	150	996
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	(37)	(64)	(195)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income- Derivatives	352	(285)
Gains (losses) recorded in income- Hedged items	(394)	278
Gains (losses) recorded in income- Hedge ineffectiveness
Gains (losses) recorded in income- Net gain (loss) excluded from assessment of effectiveness	¥ (42)	¥ (7)